UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22482

Nuveen Energy MLP Total Return Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	November 30
Date of reporting period:	February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments

Nuveen Energy MLP Total Return Fund
February 28, 2015 (Unaudited)

Shares/Units	Description (1)			Value
	LONG-TERM INVESTMENTS – 157.9% (99.7% of Total Investments)
	MASTER LIMITED PARTNERSHIPS & MLP AFFILIATES – 141.7% (89.5% of Total Investments)
	Energy Equipment & Services - 0.9% (0.6% of Total Investments)
320,336	Exterran Partners LP			$ 7,502,269
	Oil, Gas & Consumable Fuels - 140.8% (88.9% of Total Investments)
181,545	Alliance Holdings GP LP			9,540,190
226,850	Alliance Resource Partner’s LP			8,971,917
276,085	Antero Midstream Partners LP			7,178,210
663,539	Atlas Pipeline Partners LP			17,670,044
934,885	Buckeye Partners LP			72,677,960
127,210	CONE Midstream Partners LP			2,782,083
2,352,805	Crestwood Equity Partners LP			14,916,784
1,796,142	Crestwood Midstream Partners LP			26,906,207
1,267,469	DCP Midstream Partners LP			50,445,266
491,590	Delek Logistics Partners LP			20,538,630
724,175	Enable Midstream Partners LP			13,035,150
115,000	Enbridge Energy Partners LP			4,506,850
2,455,419	Energy Transfer Equity LP			156,827,612
576,005	EnLink Midstream Partners LP			15,471,494
3,298,974	Enterprise Products Partners LP, (2)			109,987,793
460,260	EQT Midstream Partners LP			38,302,837
1,011,215	EV Energy Partners LP			15,330,019
741,252	Genesis Energy LP			34,097,592
341,180	Golar LNG Partners LP, (3)			8,908,210
293,075	JP Energy Partners LP			4,258,380
1,058,451	Magellan Midstream Partners LP			87,004,672
801,895	MarkWest Energy Partners LP			52,083,080
608,895	Navios Maritime Midstream Partners LP			8,731,554
71,965	PBF Logistics LP			1,758,825
1,638,298	Plains All American Pipeline LP			81,734,687
152,745	QEP Midstream Partners LP			2,489,743
131,850	Rose Rock Midstream LP			6,115,203
96,955	Shell Midstream Partners LP			3,787,062
754,910	Southcross Energy Partners LP			9,564,710
162,550	Tallgrass Energy Partners LP			7,771,515
511,955	TC PipeLines LP			33,778,791
692,635	Teekay Offshore Partners LP			15,196,412
341,910	Tesoro Logistics LP			19,632,472
248,455	USD Partners LP			3,282,091
40,720	Valero Energy Partners LP			2,169,969
287,885	VTTI Energy Partners LP, (3)			7,444,706
448,690	Western Gas Equity Partners LP			28,061,073
357,575	Western Gas Partners LP			24,880,068
73,917	Westmoreland Resource Partners LP			847,828
2,192,000	Williams Partners LP			112,098,880
327,922	World Point Terminals LP			6,551,882
	Total Oil, Gas & Consumable Fuels			1,147,338,451
	Total Master Limited Partnerships & MLP Affiliates (cost $777,457,799)			1,154,840,720
Shares	Description (1)			Value
	COMMON STOCKS – 16.2% (10.2% of Total Investments)
	Oil, Gas & Consumable Fuels – 16.2% (10.2% of Total Investments)
366,725	Enbridge Energy Management LLC, (4)			$ 13,671,508
2,878,264	Kinder Morgan Inc, (3)			118,037,607
	Total Oil, Gas & Consumable Fuels			131,709,115
	Total Common Stocks (cost $96,312,993)			131,709,115
	Total Long-Term Investments (cost $873,770,792)			1,286,549,835

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.5% (0.3% of Total Investments)
$ 3,993	Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/27/15, repurchase price $3,992,528, collateralized by $3,015,000 U.S. Treasury Notes, 4.500%, due 8/15/39, value $4,077,788	0.000%	3/02/15	$ 3,992,528
	Total Short-Term Investments (cost $3,992,528)			3,992,528
	Total Investments (cost $877,763,320) – 158.4%			1,290,542,363
	Borrowings – (36.6)% (5), (6)			(298,000,000)
	Deferred Tax Liability, net – (21.1)%			(172,170,444)
	Other Assets Less Liabilities – (0.7)% (7)			(5,395,559)
	Net Assets – 100%			$ 814,976,360

Investments in Derivatives as of February 28, 2015

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation)
JPMorgan	$ 96,375,000	Receive	1-Month USD-LIBOR-BBA	1.735%	Monthly	12/01/15	12/01/20	$ (1,342,692)
JPMorgan	96,375,000	Receive	1-Month USD-LIBOR-BBA	2.188	Monthly	12/01/15	12/01/22	(2,827,294)
	$ 192,750,000							$ (4,169,986)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Master Limited Partnerships & MLP Affiliates	$ 1,154,840,720	$ –	$ –	$ 1,154,840,720
Common Stocks	131,709,115	–	–	131,709,115
Short-Term Investments:
Repurchase Agreements	–	3,992,528	–	3,992,528
Investments in Derivatives:
Interest Rate Swaps*	–	(4,169,986)	–	(4,169,986)
Total	$ 1,286,549,835	$ (177,458)	$ –	$ 1,286,372,377
*Represents net unrealized appreciation (depreciation).
Income Tax Information
As of February 28, 2015, the cost of investments (excluding investments in derivatives) was $877,763,320.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation				$ 489,889,016
Depreciation				(77,109,973)

Net unrealized appreciation (depreciation) of investments				$ 412,779,043

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(3)	Distributions designated as ordinary income which is recognized as “Dividend income” on the Statement of Operations.
(4)	Distributions are paid in kind.
(5)	Borrowings as a percentage of Total Investments is 23.1%.
(6)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $685,685,089 have been pledged as collateral for Borrowings.

(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
USD-LIBOR-BBA	United States Dollar – London Inter-Bank Offered Rate – British Bankers’ Association.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Energy MLP Total Return Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 29, 2015